Definition of Terms in Fund Name	Sep. 09, 2026
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Under normal market conditions, at least 80% of the trust’s net assets will be invested in (1) equity securities of MLPs; (2) equity securities of companies meeting AAM’s definition of energy infrastructure companies based upon information available to AAM at the time of the portfolio selection; (3) funds having investment policies to invest at least 80% of their assets in MLPs and/or companies within AAM’s definition of energy infrastructure companies; and/or (4) funds having investment policies to invest at least 80% of their assets in securities of an index with rules that limit the index components to MLPs and/or companies within AAM’s definition of energy infrastructure companies.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

The trust seeks to achieve its objective by investing in a portfolio consisting of:

•equity securities of energy companies that are structured as master limited partnerships (“MLPs”);

•equity securities of other “energy infrastructure companies” (as defined below); and

•shares of exchange traded funds (known as “ETFs”) and closed-end management investment companies (known as “closed-end funds” and together with the ETFs referred to as “funds”) that invest significantly in MLPs and/or energy infrastructure companies.

We* define “energy infrastructure companies” as companies that derive at least 50% of their revenue, or devote 50% of their assets, to the exploration, development, production, gathering, transporting, transmission, terminal operation, processing, storing, refining, fractionating, distributing, mining and/or marketing of natural gas, natural gas liquids, crude oil, refined petroleum products, coal, energy-related equipment or services, electricity and/or other energy sources.

To select equity securities of energy companies that are MLPs and other energy infrastructure companies for the trust’s portfolio, we analyzed each company’s underlying company structure, sector and industry classification, balance sheet, geographic exposure, revenue sources, market capitalization, historical performance, current distribution, revenue and earnings trends and valuations. The strategy seeks to identify high quality securities with sustainable cash flows, sustainable distributions and the potential for capital appreciation.

To select the funds for the trust’s portfolio, we analyzed each fund’s investment strategy and holdings to screen for funds that invest significantly in MLPs and/or energy infrastructure companies. From those funds, AAM analyzed each fund’s structure, asset class, industry focus, investment objective, principal investment strategy, inception date, total assets, expense ratio, historical performance, fund percent premium or discount, use of leverage, current distributions, current holdings, and industry allocations. The strategy seeks to identify high quality funds with sustainable distributions, the potential for capital appreciation, and underlying holdings that are complementary to the overall portfolio.

The final portfolio sought to include ETFs, closed-end funds, equity securities of energy companies that are MLPs and equity securities of other energy infrastructure companies that together provide exposure to the energy infrastructure sector that AAM finds attractive based on the criteria listed above.

Approximately 60.06% of the portfolio consists of funds classified as “non-diversified” under the Investment Company Act of 1940. These funds have the ability to invest more than 5% of their assets in securities of a single issuer which could reduce diversification.